Right of Use Asset and Lease Liability - Schedule of lease liability (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [Line Items]
Lease payments made, net of lease payments received	$ (2,722,539)	$ (2,394,103)
Interest expense on lease liabilities	407,349	236,600
Less: current portion	(2,164,658)	(1,910,712)
Non-current portion	10,484,536	1,153,127
Lease liabilities [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	3,063,839	2,343,938
Additions	12,458,260	2,469,327
Lease payments made, net of lease payments received	(2,807,457)	(2,561,297)
Interest expense on lease liabilities	407,349	236,600
Foreign exchange	(472,797)	575,271
Ending balance	12,649,194	$ 3,063,839
Less: current portion	(2,164,658)
Non-current portion	$ 10,484,536